SCHEDULE OF WARRANT ACTIVITY (Details) - Warrant [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shares, Outstanding, Beginning	2,752,941	8,403,603	11,141,255
Weighted-Average Exercise Price, Outstanding, Beginning	$ 19.77	$ 0.327	$ 0.795
Weighted-Average Remaining Contractual Term, Outstanding, Ending	4 years 4 months 17 days	4 years 10 months 9 days	2 years 14 days	2 years 11 months 15 days
Aggregate Intrinsic Value, Outstanding, Beginning	$ 11,650	$ 14,804,944	$ 8,791,956
Shares, Granted	7,042,525	2,714,351	46,478,847
Shares, Exercised
Shares, Expired/Canceled	(6,418)	(8,365,013)	(49,216,499)
Shares, Outstanding, Ending	9,789,048	2,752,941	8,403,603	11,141,255
Weighted-Average Exercise Price, Outstanding, Ending	$ 5.73	$ 19.77	$ 0.327	$ 0.795
Aggregate Intrinsic Value, Outstanding, Ending	$ 1,343	$ 11,650	$ 14,804,944	$ 8,791,956
Shares, Exercisable	9,789,048	2,752,941
Weighted-Average Exercise Price, Exercisable	$ 5.73	$ 19.77
Weighted-average remaining contractual term, exercisable	4 years 4 months 17 days
Aggregate Intrinsic Value, Exercisable	$ 1,343	$ 11,650
Weighted-Average Exercise Price, Granted		$ 19.50	$ 0.12
Weighted-Average Exercise Price, Exercised
Weighted-Average Exercise Price, Expired/Canceled		$ 0.15	$ 0.12
Weighted-Average Remaining Contractual Term, Exercisable		4 years 10 months 9 days